Oil And Gas Properties - Summary of Oil And Gas Properties (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		$ 39,919
At the end of the financial year		40,791		$ 39,919
Land and buildings [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		840
At the end of the financial year		701		840
Transferred exploration and evaluation [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		481
At the end of the financial year		777		481
Plant and equipment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		23,057
At the end of the financial year		23,589		23,057
Projects in development [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year	[1]	15,541
At the end of the financial year		15,724		15,541	[1]
Oil and gas assets [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		39,919
At the end of the financial year		40,791		39,919
Oil and gas assets [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		39,919		18,649
Acquisitions through business combinations	[2]			19,353
Additions		6,595	[3]	3,824
Disposals at written down value		(10)		(45)
Depreciation and amortisation		(3,956)		(2,798)
Completions and transfers		304		36
Impairment reversal	[4]			900
Impairment losses	[4]	(1,440)
Transfer to assets held for sale	[5]	(621)
At the end of the financial year		40,791		39,919
Oil and gas assets [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		64,513
At the end of the financial year		70,439		64,513
Oil and gas assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(24,594)
At the end of the financial year		(29,648)		(24,594)
Oil and gas assets [member] | Land and buildings [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		840
At the end of the financial year		701		840
Oil and gas assets [member] | Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		840		739
Acquisitions through business combinations	[2]			64
Disposals at written down value		(8)		(3)
Depreciation and amortisation		(67)		(54)
Completions and transfers				7
Impairment reversal	[4]			87
Impairment losses	[4]	(64)
At the end of the financial year		701		840
Oil and gas assets [member] | Land and buildings [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		1,765
At the end of the financial year		1,745		1,765
Oil and gas assets [member] | Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(925)
At the end of the financial year		(1,044)		(925)
Oil and gas assets [member] | Transferred exploration and evaluation [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		481
At the end of the financial year		777		481
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		481		526
Disposals at written down value				(10)
Depreciation and amortisation		(125)		(107)
Completions and transfers		441		42
Impairment reversal	[4]			30
Impairment losses	[4]	(20)
At the end of the financial year		777		481
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		1,538
At the end of the financial year		1,979		1,538
Oil and gas assets [member] | Transferred exploration and evaluation [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(1,057)
At the end of the financial year		(1,202)		(1,057)
Oil and gas assets [member] | Plant and equipment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		23,057
At the end of the financial year		23,589		23,057
Oil and gas assets [member] | Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		23,057		12,465
Acquisitions through business combinations	[2]			11,952
Additions		836	[3]	(508)
Disposals at written down value		(2)		(32)
Depreciation and amortisation		(3,764)		(2,637)
Completions and transfers		4,496		1,034
Impairment reversal	[4]			783
Impairment losses	[4]	(1,028)
Transfer to assets held for sale	[5]	(6)
At the end of the financial year		23,589		23,057
Oil and gas assets [member] | Plant and equipment [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		45,273
At the end of the financial year		50,272		45,273
Oil and gas assets [member] | Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(22,216)
At the end of the financial year		(26,683)		(22,216)
Oil and gas assets [member] | Projects in development [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		15,541
At the end of the financial year		15,724		15,541
Oil and gas assets [member] | Projects in development [member] | Gross carrying amount [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		15,541		4,919
Acquisitions through business combinations	[2]			7,337
Additions		5,759	[3]	4,332
Completions and transfers		(4,633)		(1,047)
Impairment losses	[4]	(328)
Transfer to assets held for sale	[5]	(615)
At the end of the financial year		15,724		15,541
Oil and gas assets [member] | Projects in development [member] | Historical Cost [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		15,937
At the end of the financial year		16,443		15,937
Oil and gas assets [member] | Projects in development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about oil and gas properties [line items]
At the beginning of the financial year		(396)
At the end of the financial year		$ (719)		$ (396)

[1]	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
[2]	Refer to Note B.5 for details of business combination. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
[3]	Includes $5,317 million of capital additions, $311 million of capitalised borrowing costs and $967 million following changes in restoration provision.
[4]	Refer to Note B.4 for details on impairment losses and impairment reversals.
[5]	Refer to Note B.8 for details of the sell-down of the Scarborough Joint Venture.